Pacer BioThreat Strategy ETF
Schedule of Investments
January 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.9%
Aerospace/Defense - 0.7%
Teledyne Technologies, Inc. (a)	121	$50,993

Biotechnology - 10.6%
BioNTech SE - ADR (a)	629	108,238
Emergent BioSolutions, Inc. (a) (b)	139	6,505
Gilead Sciences, Inc.	3,252	223,347
Illumina, Inc. (a) (b)	405	141,272
Moderna, Inc. (a)	1,051	177,966
Regeneron Pharmaceuticals, Inc. (a)	279	169,797
Vir Biotechnology, Inc. (a) (b)	339	11,638
		838,763
Chemicals - 1.9%
Ecolab, Inc.	743	140,762
Stepan Co.	58	6,389
		147,151
Commercial Services - 0.3%
Booz Allen Hamilton Holding Corp.	347	26,625

Electrical Components & Equipment - 0.1%
Energizer Holdings, Inc.	173	6,507

Electronics - 2.5%
Agilent Technologies, Inc.	783	109,087
Mettler-Toledo International, Inc. (a)	60	88,361
		197,448
Environmental Control - 0.2%
Stericycle, Inc. (a)	238	13,980

Food - 2.3%
Campbell Soup Co. (b)	782	34,502
Hormel Foods Corp.	1,406	66,743
The Kroger Co. (b)	1,906	83,082
		184,327
Healthcare-Products - 16.5%
Abbott Laboratories	3,116	397,165
Danaher Corp.	1,319	376,957
Neogen Corp. (a)	279	10,175
PerkinElmer, Inc. (b)	327	56,300
QIAGEN NV (a)	592	29,298
Thermo Fisher Scientific, Inc.	652	379,008
Waters Corp. (a)	158	50,579
		1,299,482
Healthcare-Services - 1.8%
Laboratory Corp. of American Holdings (a)	248	67,297
Quest Diagnostics, Inc.	318	42,936
Teladoc Health, Inc. (a)	415	31,835
		142,068
Household Products/Wares - 3.0%
Church & Dwight Co., Inc.	633	64,977
Kimberly-Clark Corp.	873	120,168
The Clorox Co.	318	53,380
		238,525
Internet - 8.3%
Amazon.com, Inc. (a)	122	364,959
Netflix, Inc. (a)	685	292,591
		657,550
Machinery-Diversified - 0.6%
Xylem, Inc.	467	49,044

Miscellaneous Manufacturing - 3.2%
3M Co.	1,495	248,200

Pharmaceuticals - 24.0%
CVS Health Corp.	3,422	364,477
GlaxoSmithKline PLC - ADR	5,958	267,037
Johnson & Johnson	2,528	435,549
Merck & Co., Inc.	5,766	469,814
Organon & Co.	657	20,965
Sanofi - ADR	6,487	337,324
		1,895,166
Retail - 16.2%
Lowe's Cos., Inc.	1,601	379,997
The Home Depot, Inc.	1,008	369,916
Walgreens Boots Alliance, Inc. (b)	2,240	111,463
Walmart, Inc.	2,969	415,096
		1,276,472
Semiconductors - 4.3%
NVIDIA Corp.	1,387	339,621

Software - 3.4%
Akamai Technologies, Inc. (a)	421	48,226
Citrix Systems, Inc.	323	32,927
Palantir Technologies, Inc. - Class A (a)	5,197	71,251
Zoom Video Communications, Inc. - Class A (a)	773	119,258
		271,662
TOTAL COMMON STOCKS (Cost $7,955,819)		7,883,584

SHORT-TERM INVESTMENTS - 0.1%	Principal Amount
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$6,964	6,964
TOTAL SHORT-TERM INVESTMENTS (Cost $6,964)		6,964

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.4%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 0.12% (c)	424,975	424,975
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $424,975)		424,975

Total Investments (Cost $8,387,758) - 105.4%		8,315,523
Liabilities in Excess of Other Assets - (5.4)%		(424,336)
TOTAL NET ASSETS - 100.0%		$7,891,187

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2022. The total value of securities on loan is $421,420 or 5.3% of net assets.
(c)	The rate shown is as of January 31, 2022.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Summary of Fair Value Disclosure at January 31, 2022 (Unaudited)
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset valueper share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 7,883,584	$ -	$ -	$ -	$ 7,883,584
Short-Term Investments	6,964		-	-	6,964
Investments Purchased with Proceeds from Securities Lending	-	-	-	424,975	424,975
Total Investments in Securities	$ 7,890,548	$ -	$ -	$ 424,975	$ 8,315,523
^ See Schedule of Investments for industry breakouts.

For the period ended January 31, 2022, the Fund did not recognize any transfers to or from Level 3.